STEIN ROE
                         MUTUAL FUNDS
                         ------------
                        Sensible Risks.
                 Intelligent Investments. [service mark]



April 28, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  SteinRoe Variable Investment Trust
     File No. 33-14954

Gentlemen:

This is to certify that there are no changes in the prospectuses and Statement of Additional Information dated May 1, 2000 relating to SteinRoe Variable Investment Trust from those included with post-effective amendment No. 18 to the Trust's registration statement on Form N-1A filed with the Commission on April 24, 2000.

Sincerely,

STEINROE VARIABLE INVESTMENT TRUST


NICOLETTE PARRISH
Nicolette Parrish
Vice-President and Assistant Secretary





Stein Roe Mutual Funds  One South Wacker Drive  Chicago, IL
                   60606-4685  312.368-7700
                Liberty Funds Distributor, Inc.